Environmental Matters (Details) $ in Millions	12 Months Ended
	Dec. 31, 2022 CAD ($) site	Dec. 31, 2021 CAD ($)
Site Contingency
Identified operated manufactured gas plants | site	12
Accrual for environmental loss contingencies	$ 13	$ 18
Regulatory assets	15	16
Maximum
Site Contingency
Accrual for environmental loss contingencies	$ 50	$ 50